Concentration of Risk (Details) - Sales Revenue, Net [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer 1 [Member]
Customer concentration	8.00%	1.00%	14.00%	7.00%	0.00%
Customer 2 [Member]
Customer concentration	3.00%	2.00%	7.00%	21.00%	0.00%
Customer 3 [Member]
Customer concentration	16.00%	15.00%	4.00%	10.00%	0.00%
Customer 4 [Member]
Customer concentration	5.00%	8.00%	0.00%	6.00%	13.00%
Customer 5 [Member]
Customer concentration	3.00%	10.00%	0.00%	0.00%	31.00%
Customer 6 [Member]
Customer concentration	10.00%	1.00%	0.00%	3.00%	13.00%